Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock Funds
Entity Central Index Key	0000844779
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000206968
Shareholder Report [Line Items]
Fund Name	BlackRock China A Opportunities Fund
Class Name	Institutional Shares
Trading Symbol	CHILX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock China A Opportunities Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$109	0.99%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended October 31, 2025, the Fund’s Instititional Shares returned 20.71%.

  For the same period, the MSCI China A Onshore Index (Net) returned 23.80%.

What contributed to performance?

Positive contributions were led by sentiment-based insights. In this vein, signals that track informed investor flows helped capture investor rotation into high-conviction names and drove strong gains in sectors such as information technology and industrials. In addition, signals analyzing Chinese broker reports helped identify companies with improving analyst sentiment, while a combined analyst revision signal that responded to earnings and sales upgrades helped capture trends across outperforming stocks. Alongside these sentiment-based insights, a fundamental quality signal that penalized companies with high volatility contributed to positive positioning within industrials and communication services. The Fund’s cash position had no material impact on performance.

What detracted from performance?

Despite solid gains overall, certain insights detracted from performance. Faster moving insights that aimed to identify beneficiaries of inflation based on keyword analysis in Chinese text led to misaligned exposure within consumer staples. A fundamental quality signal which tracks inefficient changes in net operating assets weighed on performance within real estate. Finally, a quality insight that penalizes companies with rising labor costs detracted during periods when cost pressures were overlooked in favor of growth- and sentiment-driven factors.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Institutional Shares	MSCI China A Onshore Index (Net)
Dec 18	$10,090	$10,066
Jan 19	$10,930	$10,938
Feb 19	$12,340	$12,617
Mar 19	$13,310	$13,390
Apr 19	$13,550	$13,420
May 19	$12,410	$12,221
Jun 19	$13,290	$12,913
Jul 19	$13,240	$12,977
Aug 19	$12,930	$12,455
Sep 19	$13,140	$12,542
Oct 19	$13,440	$12,898
Nov 19	$13,390	$12,771
Dec 19	$14,567	$13,840
Jan 20	$13,229	$13,800
Feb 20	$14,318	$13,613
Mar 20	$13,059	$12,494
Apr 20	$14,023	$13,392
May 20	$14,238	$13,172
Jun 20	$15,780	$14,488
Jul 20	$17,923	$16,635
Aug 20	$18,875	$17,322
Sep 20	$18,467	$16,490
Oct 20	$19,022	$17,071
Nov 20	$19,884	$18,238
Dec 20	$21,657	$19,381
Jan 21	$22,504	$20,093
Feb 21	$22,092	$19,941
Mar 21	$20,985	$18,698
Apr 21	$21,774	$19,453
May 21	$22,822	$20,683
Jun 21	$22,787	$20,312
Jul 21	$21,727	$19,276
Aug 21	$21,645	$19,487
Sep 21	$21,527	$19,495
Oct 21	$21,986	$19,914
Nov 21	$22,092	$20,012
Dec 21	$22,422	$20,162
Jan 22	$20,671	$18,384
Feb 22	$20,909	$18,889
Mar 22	$19,241	$17,200
Apr 22	$17,109	$15,437
May 22	$17,800	$15,872
Jun 22	$19,372	$17,467
Jul 22	$18,098	$16,402
Aug 22	$17,264	$15,649
Sep 22	$15,464	$14,143
Oct 22	$14,178	$12,988
Nov 22	$16,120	$14,412
Dec 22	$16,023	$14,671
Jan 23	$17,682	$16,196
Feb 23	$16,937	$15,549
Mar 23	$17,081	$15,562
Apr 23	$17,045	$15,239
May 23	$15,662	$14,121
Jun 23	$15,674	$14,024
Jul 23	$16,540	$14,819
Aug 23	$15,158	$13,624
Sep 23	$14,953	$13,376
Oct 23	$14,136	$12,974
Nov 23	$14,208	$13,126
Dec 23	$14,054	$12,962
Jan 24	$13,085	$11,647
Feb 24	$14,483	$12,904
Mar 24	$14,336	$12,874
Apr 24	$15,023	$13,140
May 24	$14,949	$13,013
Jun 24	$14,520	$12,539
Jul 24	$14,348	$12,619
Aug 24	$14,128	$12,377
Sep 24	$17,243	$15,232
Oct 24	$16,458	$14,810
Nov 24	$16,188	$14,600
Dec 24	$16,223	$14,464
Jan 25	$16,148	$14,155
Feb 25	$16,623	$14,438
Mar 25	$16,711	$14,479
Apr 25	$15,897	$13,985
May 25	$16,298	$14,368
Jun 25	$16,986	$14,967
Jul 25	$17,587	$15,610
Aug 25	$19,515	$17,609
Sep 25	$20,116	$18,376
Oct 25	$19,865	$18,335

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	Since Fund Inception
Institutional Shares ...
	20.71%	0.87%	10.55%
MSCI China A Onshore Index (Net)...
	23.80	1.44	9.27

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 20,961,054
Holdings Count | Holding	167
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	215.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$20,961,054
Number of Portfolio Holdings...
167
Net Investment Advisory Fees...
$0
Portfolio Turnover Rate...
215%

Holdings [Text Block]

Sector allocation

Ten largest holdings

SectorFootnote Reference(a)	Percent of Net Assets
Information Technology...
24.9%
Financials...
18.4
Industrials...
17.8
Consumer Discretionary...
12.4
Materials...
8.2
Consumer Staples...
5.9
Health Care...
5.7
Communication Services...
3.6
Utilities...
1.5
Energy...
0.7
Real Estate...
0.1
Short-Term Securities...
1.0
Liabilities in Excess of Other Assets...
(0.2)
SecurityFootnote Reference(b)	Percent of Net Assets
Contemporary Amperex Technology Co. Ltd., Class A...
5.7%
Ping An Insurance Group Co. of China Ltd., Class A...
3.9
China Merchants Bank Co. Ltd., Class A...
3.8
Midea Group Co. Ltd., Class A...
3.4
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A...
2.7
Zijin Mining Group Co. Ltd., Class A...
2.5
BOE Technology Group Co. Ltd., Class A...
2.5
Sany Heavy Industry Co. Ltd., Class A...
2.4
Zhejiang NHU Co. Ltd., Class A...
2.2
China International Capital Corp. Ltd., Class A...
2.2
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Footnote(b)	Excludes short-term securities.

C000206969
Shareholder Report [Line Items]
Fund Name	BlackRock China A Opportunities Fund
Class Name	Class K Shares
Trading Symbol	CHKLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock China A Opportunities Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$104	0.94%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended October 31, 2025, the Fund’s Class K Shares returned 20.74%.

  For the same period, the MSCI China A Onshore Index (Net) returned 23.80%.

What contributed to performance?

Positive contributions were led by sentiment-based insights. In this vein, signals that track informed investor flows helped capture investor rotation into high-conviction names and drove strong gains in sectors such as information technology and industrials. In addition, signals analyzing Chinese broker reports helped identify companies with improving analyst sentiment, while a combined analyst revision signal that responded to earnings and sales upgrades helped capture trends across outperforming stocks. Alongside these sentiment-based insights, a fundamental quality signal that penalized companies with high volatility contributed to positive positioning within industrials and communication services. The Fund’s cash position had no material impact on performance.

What detracted from performance?

Despite solid gains overall, certain insights detracted from performance. Faster moving insights that aimed to identify beneficiaries of inflation based on keyword analysis in Chinese text led to misaligned exposure within consumer staples. A fundamental quality signal which tracks inefficient changes in net operating assets weighed on performance within real estate. Finally, a quality insight that penalizes companies with rising labor costs detracted during periods when cost pressures were overlooked in favor of growth- and sentiment-driven factors.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Class K Shares	MSCI China A Onshore Index (Net)
Dec 18	$10,090	$10,066
Jan 19	$10,930	$10,938
Feb 19	$12,340	$12,617
Mar 19	$13,310	$13,390
Apr 19	$13,550	$13,420
May 19	$12,410	$12,221
Jun 19	$13,300	$12,913
Jul 19	$13,240	$12,977
Aug 19	$12,930	$12,455
Sep 19	$13,140	$12,542
Oct 19	$13,450	$12,898
Nov 19	$13,390	$12,771
Dec 19	$14,569	$13,840
Jan 20	$13,243	$13,800
Feb 20	$14,320	$13,613
Mar 20	$13,061	$12,494
Apr 20	$14,025	$13,392
May 20	$14,241	$13,172
Jun 20	$15,794	$14,488
Jul 20	$17,937	$16,635
Aug 20	$18,889	$17,322
Sep 20	$18,470	$16,490
Oct 20	$19,025	$17,071
Nov 20	$19,887	$18,238
Dec 20	$21,652	$19,381
Jan 21	$22,500	$20,093
Feb 21	$22,100	$19,941
Mar 21	$20,992	$18,698
Apr 21	$21,782	$19,453
May 21	$22,830	$20,683
Jun 21	$22,795	$20,312
Jul 21	$21,735	$19,276
Aug 21	$21,652	$19,487
Sep 21	$21,534	$19,495
Oct 21	$22,006	$19,914
Nov 21	$22,100	$20,012
Dec 21	$22,449	$20,162
Jan 22	$20,685	$18,384
Feb 22	$20,923	$18,889
Mar 22	$19,266	$17,200
Apr 22	$17,120	$15,437
May 22	$17,824	$15,872
Jun 22	$19,397	$17,467
Jul 22	$18,122	$16,402
Aug 22	$17,287	$15,649
Sep 22	$15,487	$14,143
Oct 22	$14,187	$12,988
Nov 22	$16,131	$14,412
Dec 22	$16,053	$14,671
Jan 23	$17,714	$16,196
Feb 23	$16,968	$15,549
Mar 23	$17,100	$15,562
Apr 23	$17,076	$15,239
May 23	$15,680	$14,121
Jun 23	$15,704	$14,024
Jul 23	$16,570	$14,819
Aug 23	$15,187	$13,624
Sep 23	$14,982	$13,376
Oct 23	$14,164	$12,974
Nov 23	$14,236	$13,126
Dec 23	$14,082	$12,962
Jan 24	$13,111	$11,647
Feb 24	$14,512	$12,904
Mar 24	$14,365	$12,874
Apr 24	$15,053	$13,140
May 24	$14,979	$13,013
Jun 24	$14,549	$12,539
Jul 24	$14,377	$12,619
Aug 24	$14,156	$12,377
Sep 24	$17,277	$15,232
Oct 24	$16,503	$14,810
Nov 24	$16,220	$14,600
Dec 24	$16,262	$14,464
Jan 25	$16,187	$14,155
Feb 25	$16,663	$14,438
Mar 25	$16,751	$14,479
Apr 25	$15,936	$13,985
May 25	$16,337	$14,368
Jun 25	$17,027	$14,967
Jul 25	$17,630	$15,610
Aug 25	$19,562	$17,609
Sep 25	$20,164	$18,376
Oct 25	$19,926	$18,335

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	Since Fund Inception
Class K Shares ...
	20.74%	0.93%	10.60%
MSCI China A Onshore Index (Net)...
	23.80	1.44	9.27

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 20,961,054
Holdings Count | Holding	167
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	215.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$20,961,054
Number of Portfolio Holdings...
167
Net Investment Advisory Fees...
$0
Portfolio Turnover Rate...
215%

Holdings [Text Block]

Sector allocation

Ten largest holdings

SectorFootnote Reference(a)	Percent of Net Assets
Information Technology...
24.9%
Financials...
18.4
Industrials...
17.8
Consumer Discretionary...
12.4
Materials...
8.2
Consumer Staples...
5.9
Health Care...
5.7
Communication Services...
3.6
Utilities...
1.5
Energy...
0.7
Real Estate...
0.1
Short-Term Securities...
1.0
Liabilities in Excess of Other Assets...
(0.2)
SecurityFootnote Reference(b)	Percent of Net Assets
Contemporary Amperex Technology Co. Ltd., Class A...
5.7%
Ping An Insurance Group Co. of China Ltd., Class A...
3.9
China Merchants Bank Co. Ltd., Class A...
3.8
Midea Group Co. Ltd., Class A...
3.4
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A...
2.7
Zijin Mining Group Co. Ltd., Class A...
2.5
BOE Technology Group Co. Ltd., Class A...
2.5
Sany Heavy Industry Co. Ltd., Class A...
2.4
Zhejiang NHU Co. Ltd., Class A...
2.2
China International Capital Corp. Ltd., Class A...
2.2
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Footnote(b)	Excludes short-term securities.